Accounting policies, Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated useful life	3 years
Top of range [member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated useful life	5 years